Initial Public Offering (Details) - $ / shares	1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 21, 2021	Jul. 21, 2020	Sep. 30, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Price per share unit				$ 1
Common stock price per shares			$ 1
Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Common stock price per shares			$ 11.5	$ 11.5
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock, units (in Shares)			12,500,000	12,500,000
Price per share unit			$ 10	$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of additional units sold (in Shares)	1,875,000	1,875,000
Price per share unit	$ 10	$ 10